Note 13 - Commitments and Contingencies (Detail) (USD $)	6 Months Ended
	Jun. 30, 2012 sqft sqm	Dec. 31, 2011 sqft	Jul. 31, 2011 sqft
Employment Agreements, Officer Salary	$ 130,000
Area of Real Estate Property (in Square Meters)	6,000	6,000	2,000
Lease Rate per Square Feet		8.25
Operating Leases, Future Minimum Payments Due		8,159
Employment Agreements, Initial Term of Employment	3 years
Automatic Renewing Period of Employment Agreements	1 year
Harry Schoell, CEO [Member]
Employment Agreements, Officer Salary	150,000	150,000
Frankie Fruge, COO [Member]
Employment Agreements, Officer Salary	$ 120,000	120,000